NET INCOME (LOSS) PER COMMON SHARE- Schedule of Excluded Common Stock Equivalent Shares (Details)	12 Months Ended
Dec. 31, 2021 shares
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,694,300